Derivative Financial Instruments - Effect of Non-Designated as Hedging Instruments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	$ 20,986	$ 5,056	$ 10,406
Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	339	18	362
Cost of Revenue [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	(8,668)	(3,446)	4,666
Research and Development [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	(830)	(432)	1,136
Selling, General and Administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	(1,827)	(821)	1,276
Interest and Other Expense, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	30,150	9,080	4,145
Income Taxes [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) Recognized in Income	$ 1,822	$ 657	$ (1,179)